Preferred Stock (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,250,000	2,250,350
Preferred stock conversion, description	If all of our Series A Preferred Stock and Series B Preferred Stock are converted into shares of common stock, the number of issued and outstanding shares of our common stock will increase by 3,873,201 shares.	If all of our Series A Preferred Stock and Series B Preferred Stock are converted into shares of common stock, the number of issued and outstanding shares of our common stock will increase by 13,949,400 shares.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, issued	7,500	7,500	7,500
Preferred stock, outstanding	7,500	7,500	7,500
Conversion of preferred stock into common stock	20	20
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	249,999	249,999	249,999
Preferred stock, issued	18,616	68,997	68,997
Preferred stock, outstanding	18,616	68,997	68,997
Conversion of preferred stock into common stock	200	200
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, issued	1	1	1
Preferred stock, outstanding	1	1	1
Preferred stock, voting rights	The 1 issued and outstanding shares of Series C Preferred Stock have voting rights equivalent to 51%	The 1 issued and outstanding shares of Series C Preferred Stock has voting rights equivalent to 51%
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	350	350	350
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Preferred stock conversion, description	Series D Preferred Stock were convertible into shares of common stock at the lower of the Fixed Conversion Price ($.06 per share) or at the VWAP which shall be defined as the average of the five (5) lowest closing prices during the 20 days prior to conversion.	The Series D Preferred Stock can be convertible into shares of common stock at the lower of the Fixed Conversion Price ($.06 per share) or at the VWAP which shall be defined as the average of the five (5) lowest closing prices during the 20 days prior to conversion. We did not have any share of Series D preferred stock issued and outstanding as of December 30, 2020.
Maximum [Member]
Class of Stock [Line Items]
Preferred stock, authorized	2,250,350	2,250,000